Investment in Associates and Joint Ventures	12 Months Ended
Oct. 31, 2020
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures

NOTE 12:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES

INVESTMENT IN THE CHARLES SCHWAB CORPORATION

On October 6, 2020, The Charles Schwab Corporation (“Schwab”) completed its acquisition of TD Ameritrade Holding Corporation (“TD Ameritrade”), of which the Bank was a major shareholder (the “Schwab transaction”). Under the terms of the Schwab transaction, all TD Ameritrade shareholders, including the Bank, exchanged each TD Ameritrade share they owned for 1.0837 common shares of Schwab. Upon closing, the Bank exchanged its approximately 43% ownership in TD Ameritrade for an approximately 13.5% stake in Schwab, consisting of 9.9% voting common shares and the remainder in non-voting common shares, convertible into voting common shares upon transfer to a third party. The Bank recognized a net gain on sale of its investment in TD Ameritrade of $1.4 billion ($2.3 billion after-tax) in the fourth quarter of 2020, which was recorded in Other income (loss) on the Consolidated Statement of Income. The gain was primarily related to the revaluation on sale of the Bank’s investment in TD Ameritrade, after elimination of the unrealized portion relating to the Bank’s ownership in Schwab, and the release of a deferred tax liability related to the Bank’s investment in TD Ameritrade, and after transaction costs. The Bank also released the cumulative foreign currency translation gains (losses) from AOCI related to the Bank’s foreign investment in TD Ameritrade on the sale of its investment, with an offsetting AOCI release of the designated hedging items and related taxes against this foreign investment. The transaction had an approximately neutral impact on CET1 at closing.

The Bank and Schwab are party to a stockholder agreement (the “Stockholder Agreement”) under which the Bank has the right to designate two members of Schwab’s Board of Directors and has representation on two Board Committees, subject to the Bank meeting certain conditions. As of October 31, 2020, the Bank’s designated directors were the Bank’s Group President and Chief Executive Officer and the Bank’s Chair of the Board. Under the Stockholder Agreement, the Bank is not permitted to own more than 9.9% voting common shares of Schwab, and the Bank is subject to customary standstill and lockup restrictions, including, subject to certain exceptions, transfer restrictions. In addition, the insured deposit account agreement between the Bank and Schwab (the “Schwab IDA Agreement”) became effective upon closing and has an initial expiration date of July 1, 2031. Refer to Note 28 for further details on the Schwab IDA Agreement.

Through a combination of the Bank’s ownership, board representation and the Schwab IDA Agreement, the Bank has significant influence over Schwab and the ability to participate in the financial and operating policy-making decisions of Schwab. As such, the Bank accounts for its investment in Schwab using the equity method. The Bank’s share of Schwab’s earnings available to common shareholders is reported with a one-month lag, and the Bank will begin recording its share of Schwab’s earnings on this basis in the first quarter of fiscal 2021.

As at October 31, 2020, the Bank’s reported investment in Schwab was 13.51% of the outstanding voting and non-voting common shares of Schwab with a fair value of $14 billion (US$10 billion) based on the closing price of US$41.11 on the New York Stock Exchange.

INVESTMENT IN TD AMERITRADE HOLDING CORPORATION

Prior to completion of the Schwab transaction on October 6, 2020, the Bank had significant influence over TD Ameritrade and accounted for its investment in TD Ameritrade using the equity method. The Bank’s share of TD Ameritrade’s earnings, excluding dividends, was reported with a one-month lag. The Bank’s reported investment in TD Ameritrade was 43.19% of the outstanding shares of TD Ameritrade on October 31, 2019 with a fair value of $12 billion (US$9 billion) based on the closing price of US$38.38 on the New York Stock Exchange.

During the year ended October 31, 2020, TD Ameritrade repurchased 2.0 million shares (for the year ended October 31, 2019 – 21.5 million shares). Pursuant to the stockholders agreement in relation to the Bank’s equity investment in TD Ameritrade, if stock repurchases by TD Ameritrade caused the Bank’s ownership percentage of TD Ameritrade to exceed 45%, the Bank was required to use reasonable efforts to sell or dispose of such excess stock, subject to the Bank’s commercial judgment as to the optimal timing, amount, and method of sales with a view to maximizing proceeds from such sales. However, in the event that stock repurchases by TD Ameritrade caused the Bank’s ownership percentage of TD Ameritrade to exceed 45%, the Bank had no absolute obligation to reduce its ownership percentage to 45%. In addition, stock repurchases by TD Ameritrade could not result in the Bank’s ownership percentage of TD Ameritrade exceeding 47%.

Pursuant to the stockholders agreement in relation to the Bank’s equity investment in TD Ameritrade, the Bank had the right to designate five of twelve members of TD Ameritrade’s Board of Directors. Immediately prior to completion of the Schwab transaction, the Bank’s designated directors were the Bank’s Group President and Chief Executive Officer and four independent directors of TD or TD’s U.S. subsidiaries.

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	September 30 2020	September 30 2019
Assets
Receivables from brokers, dealers, and clearing organizations	$2,070	$3,212
Receivables from clients, net	36,938	27,156

Other assets, net	36,223	27,303
Total assets	$75,231	$57,671
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,307	$4,357
Payable to clients	50,382	35,650

Other liabilities	7,174	6,205

Total liabilities	61,863	46,212

Stockholders’ equity[2]	13,368	11,459
Total liabilities and stockholders’ equity	$75,231	$57,671

[1]	Customers’ securities are reported on a settlement date basis whereas the Bank reports customers’ securities on a trade date basis.
[2]

As at October 31, 2019, the difference between the carrying value of the Bank’s investment in TD Ameritrade and the Bank’s share of TD Ameritrade’s stockholders’ equity was comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the years ended September 30
	2020	2019	2018
Revenues
Net interest revenue	$1,873	$2,036	$1,635

Fee-based and other revenue	6,202	5,947	5,365

Total revenues	8,075	7,983	7,000
Operating expenses
Employee compensation and benefits	1,905	1,756	1,992

Other	2,388	2,245	2,434

Total operating expenses	4,293	4,001	4,426

Other expense (income)	143	94	142
Pre-tax income	3,639	3,888	2,432

Provision for income taxes	910	957	535
Net income[1,2]	$2,729	$2,931	$1,897
Earnings per share – basic (Canadian dollars)	$5.04	$5.27	$3.34

Earnings per share – diluted (Canadian dollars)	5.02	5.26	3.32

[1]

The Bank’s share of TD Ameritrade’s earnings is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank’s share of TD Ameritrade’s earnings for the year ended October 31, 2018 included a net favourable adjustment of $41 million (US$32 million) primarily representing the Bank’s share of TD Ameritrade’s remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.

INVESTMENT IN IMMATERIAL ASSOCIATES OR JOINT VENTURES

Except for Schwab and TD Ameritrade as disclosed above, no associate or joint venture was individually material to the Bank as of October 31, 2020, or October 31, 2019. The carrying amount of the Bank’s investment in individually immaterial associates and joint ventures during the period was $3.4 billion (October 31, 2019 – $3.2 billion).

Individually immaterial associates and joint ventures consisted predominantly of investments in private funds or partnerships that make equity investments, provide debt financing or support community-based tax-advantaged investments. The investments in these entities generate a return primarily through the realization of U.S. federal and state income tax credits, including Low Income Housing Tax Credits, New Markets Tax Credits, and Historic Tax Credits.

The Bank recorded an impairment loss during the year ended October 31, 2018 of $89 million representing the immediate impact of lower future tax deductions on Low Income Housing Tax Credit (LIHTC) investments as a result of the reduction in the U.S. federal corporate tax rate, which was recorded in Other income (loss) on the Consolidated Statement of Income. This impairment loss does not include losses taken upon tax credit-related investments including LIHTC on a normal course basis. Refer to Note 25 for further details on the reduction of the U.S. federal corporate tax rate.